                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Berkshire Hathaway Inc.
Address:   1440 Kiewit Plaza
           Omaha, NE 68131

Form 13F File Number:   28-717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc D. Hamburg
Title:     Vice President
Phone:     402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg           Omaha, NE            May 14, 1999
------------------------      ---------------      -------------------
[Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-5194                     General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     18
Form 13F Information Table Entry Total:                32
Form 13F Information Table Value Total:           $27,426,454
                                                  -----------
                                                  (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       NO.         FORM 13F FILE NUMBER       NAME
        1.         28-5678                    Berkshire Hathaway Life Insurance Co. of Nebraska
        2.         28-5676                    BHG Life Insurance Co.
        3.         28-719                     Blue Chip Stamps
        4.         28-554                     Buffett, Warren E.
        5.         28-1517                    Columbia Insurance Co.
        6.         28-2226                    Cornhusker Casualty Co.
        7.         28-6102                    Cypress Insurance Co.
        8.         28-852                     GEICO Corp.
        9.         28-101                     Government Employees Ins. Corp.
       10.         28-1066                    National Fire & Marine
       11.         28-718                     National Indemnity Co.
       12.         28-5006                    National Liability & Fire Ins. Co.
       13.         28-6104                    Nebraska Furniture Mart
       14.         _______                    OBH Inc.
       15.         28-2740                    Plaza Investment Managers
       16.         28-1357                    Wesco Financial Corp.
       17.         28-3091                    Wesco Financial Ins. Co.
       18.         28-3105                    Wesco Holdings Midwest, Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Berkshire Hathaway Life Insurance Co. of Nebraska
Address:   3024 Harney St.
           Omaha, NE 68131

Form 13F File Number:   28-5678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc D. Hamburg
Title:     Vice President
Phone:     402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg           Omaha, NE            May 14, 1999
------------------------      ---------------      -------------------
[Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-717                      Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      BHG Life Insurance Company
Address:   3024 Harney St.
           Omaha, NE 68131

Form 13F File Number:   28-5676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc D. Hamburg
Title:     Assistant Secretary
Phone:     402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg           Omaha, NE            May 14, 1999
------------------------      ---------------      -------------------
[Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-717                      Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Chip Stamps
Address:   301 E. Colorado Blvd.
           Pasadena, CA 91101

Form 13F File Number:   28-719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc D. Hamburg
Title:     Assistant Secretary
Phone:     402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg           Omaha, NE            May 14, 1999
------------------------      ---------------      -------------------
[Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-717                      Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Warren E. Buffett
Address:   1440 Kiewit Plaza
           Omaha, NE 68131

Form 13F File Number:   28-554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Warren E. Buffett
Title:
Phone:     402-346-1400

Signature, Place, and Date of Signing:

(s) Warren E. Buffett         Omaha, NE            May 14, 1999
------------------------      ---------------      -------------------
[Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-717                      Berkshire Hathaway Inc.

                              Form 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                                  0
                                                              ------------

Form 13F Information Table Entry Total:                             0
                                                              ------------

Form 13F Information Table Value Total:                       $     0
                                                              ------------
                                                               (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Columbia Insurance Company
Address:   3024 Harney St.
           Omaha, NE 68131

Form 13F File Number:   28-1517

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc D. Hamburg
Title:     Treasurer
Phone:     402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg           Omaha, NE            May 14, 1999
------------------------      ---------------      -------------------
[Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-717                      Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cornhusker Casualty Company
Address:   9290 West Dodge Rd.
           Omaha, NE 68114

Form 13F File Number:   28-2226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc D. Hamburg
Title:     Assistant Secretary
Phone:     402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg           Omaha, NE            May 14, 1999
------------------------      ---------------      -------------------
[Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-717                      Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cypress Insurance Company
Address:   1825 S. Grant St.
           San Mateo, CA 94402

Form 13F File Number:   28-6102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc D. Hamburg
Title:     Assistant Secretary
Phone:     402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg           Omaha, NE            May 14, 1999
------------------------      ---------------      -------------------
[Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-717                      Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      GEICO Corporation
Address:   One GEICO Plaza
           Washington, DC 20076

Form 13F File Number:   28-852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles R. Davies
Title:     Vice President
Phone:     301-986-2652

Signature, Place, and Date of Signing:

(s) Charles R. Davies         Washington, DC       May 14, 1999
------------------------      ---------------      -------------------
[Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-717                      Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Government Employees Insurance Company
Address:   One GEICO Plaza
           Washington, DC 20076-0001

Form 13F File Number:   28-101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles R. Davies
Title:     Vice President
Phone:     301-986-2652

Signature, Place, and Date of Signing:

(s) Charles R. Davies         Washington, DC       May 14, 1999
------------------------      ---------------      -------------------
[Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-717                      Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      National Fire & Marine Insurance Company
Address:   3024 Harney St.
           Omaha, NE 68131

Form 13F File Number:   28-1066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc D. Hamburg
Title:     Treasurer
Phone:     402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg           Omaha, NE            May 14, 1999
------------------------      ---------------      -------------------
[Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-717                      Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      National Indemnity Company
Address:   3024 Harney St.
           Omaha, NE 68131

Form 13F File Number:   28-718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc D. Hamburg
Title:     Treasurer
Phone:     402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg           Omaha, NE            May 14, 1999
------------------------      ---------------      -------------------
[Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-717                      Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      National Liability & Fire Insurance Company
Address:   3024 Harney St.
           Omaha, NE 68131

Form 13F File Number:   28-5006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc D. Hamburg
Title:     Treasurer
Phone:     402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg           Omaha, NE            May 14, 1999
------------------------      ---------------      -------------------
[Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-717                      Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Nebraska Furniture Mart, Inc.
Address:   700 South 72nd Street
           Omaha, NE 68114

Form 13F File Number:   28-6104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc D. Hamburg
Title:     Assistant Secretary
Phone:     402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg           Omaha, NE            May 14, 1999
------------------------      ---------------      -------------------
[Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-717                      Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      OBH Inc.
Address:   1440 Kiewit Plaza
           Omaha, NE 68131

Form 13F File Number:   28-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc D. Hamburg
Title:     Vice President
Phone:     402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg           Omaha, NE            May 14, 1999
------------------------      ---------------      -------------------
[Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-717                      Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Plaza Investment Managers, Inc.
Address:   One GEICO Plaza
           Washington, DC 20076-0001

Form 13F File Number:   28-7840

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas M. Wells
Title:     Treasurer
Phone:     301-986-3433

Signature, Place, and Date of Signing:

(s) Thomas M. Wells           Washington, DC       May 14, 1999
------------------------      ---------------      -------------------
[Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-717                      Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wesco Financial Corporation
Address:   301 E. Colorado Blvd.
           Pasadena, CA 91101

Form 13F File Number:   28-1357

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey L. Jacobson
Title:     Vice President
Phone:     626-585-6700

Signature, Place, and Date of Signing:

(s) Jeffrey L. Jacobson       Pasadena, CA         May 14, 1999
------------------------      ---------------      -------------------
[Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-717                      Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wesco Financial Insurance Company
Address:   3024 Harney St.
           Omaha, NE 68131

Form 13F File Number:   28-3091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc D. Hamburg
Title:     Assistant Secretary
Phone:     402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg           Omaha, NE            May 14, 1999
------------------------      ---------------      -------------------
[Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-717                      Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wesco Holdings Midwest, Inc.
Address:   1440 Kiewit Plaza
           Omaha, NE 68131

Form 13F File Number:   28-3105

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc D. Hamburg
Title:     Treasurer
Phone:     402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg           Omaha, NE            May 14, 1999
------------------------      ---------------      -------------------
[Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-717                      Berkshire Hathaway Inc.

                            BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 1999


                                                                               Column 6                              Column 8
                                                                         Investment Discretion                   Voting Authority
                                                Column 4     Column 5    ---------------------                 ---------------------
                        Column 2  Column 3       Market      Shares or       (b) Shared    (c)   Column 7
Column 1                Title of   CUSIP         Value       Principal  (a)  As Defined  Shared-   Other        (a)      (b)     (c)
Name of Issuer           Class     Number    (In Thousands)  Amount $   Sole In Instr. v  Other  Managers      Sole    Shared   None
--------------          --------   ------    --------------  ---------  ---- -----------  -----  --------      ----    ------   ----
American Express Co.     Com     025816 10 9       676,097    5,741,800           X              4, 5, 14     5,741,800
                                                   313,789    2,664,878           X              4, 10, 14    2,664,878
                                                 4,720,043   40,085,293           X              4, 11, 14   40,085,293
                                                    76,267      647,700           X              4, 3, 14,      647,700
                                                                                                 16, 17, 18
                                                    54,939      466,571           X              4, 13, 14      466,571
                                                   109,585      930,658           X              4, 14          930,658
Coca Cola                Com     191216 10 0        24,550      400,000           X              4, 14          400,000
                                                   109,002    1,776,000           X              4, 12, 14    1,776,000
                                                   442,244    7,205,600           X              4, 3, 14,    7,205,600
                                                                                                 16, 17, 18
                                                 2,463,691   40,141,600           X              4, 5, 14    40,141,600
                                                 8,589,161  139,945,600           X              4, 11, 14  139,945,600
                                                   560,918    9,139,200           X              4, 10, 14    9,139,200
                                                    55,974      912,000           X              4, 7, 14       912,000
                                                    29,460      480,000           X              4, 13, 14      480,000
The Gillette Co.         Com     375766 10 2     3,566,250   60,000,000           X              4, 11, 14   60,000,000
                                                 1,236,300   20,800,000           X              4, 5, 14    20,800,000
                                                   380,400    6,400,000           X              4, 10, 14    6,400,000
                                                   380,400    6,400,000           X              4, 3, 14,    6,400,000
                                                                                                 16, 17, 18
                                                    47,550      800,000           X              4, 12, 14      800,000
                                                    95,100    1,600,000           X              4, 7, 14     1,600,000
M & T Bank Corporation   Com     55261F 10 4       242,819      506,930           X              4, 11, 14      506,930
PS Group Holdings, Inc.  Com     693622 10 2         4,712      579,957           X              4, 11, 14      579,957
                                                       812      100,000           X              4, 10, 14      100,000
                                                     2,685      330,475           X              4, 12, 14      330,475
                                                     1,606      197,600           X              4, 5, 14       197,600
Sun Trusts Banks Inc.    Com     867914 10 3       359,892    5,781,400           X              4, 11, 14    5,781,400
                                                    53,535      860,000           X              4, 5, 14       860,000
Washington Post Co.      Cl B    939640 10 8       466,380      894,304           X              4, 11, 14                   894,304
                                                    77,344      148,311           X              4, 1, 2,                    148,311
                                                                                                 6, 11, 14
                                                   338,018      648,165           X              4, 10, 14                   648,165
                                                    19,288       36,985           X              4, 12, 14                    36,985
Wesco Finl Corp.         Com     950817 10 6     1,927,643    5,703,087           X              4, 3, 14     5,703,087
                                               -----------
                         GRAND TOTAL           $27,426,454
                                               ===========